Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrant exercise Prices	$ 0.84	$ 1.10
Warrant outstanding	13,783,140	1,589,500
Warrant One [Member]
Warrant exercise Prices	$ 1.10
Warrant outstanding	6,000,000
Warrant outstanding life (years)	4 years 10 months 10 days
Warrants outstanding weighted average exercise price	$ 0.01
Warrant exercisable share	6,000,000
Warrant exercisable weighted average exercise price	$ 0.01
Warrant Two [Member]
Warrant exercise Prices	$ 1.10
Warrant outstanding	283,140
Warrant outstanding life (years)	4 years 3 months 22 days
Warrants outstanding weighted average exercise price	$ 1.10
Warrant exercisable share	283,140
Warrant exercisable weighted average exercise price	$ 1.10
Warrant Three [Member]
Warrant exercise Prices	$ 1.50
Warrant outstanding	7,500,000
Warrant outstanding life (years)	4 years 10 months 10 days
Warrants outstanding weighted average exercise price	$ 1.50
Warrant exercisable share	7,500,000
Warrant exercisable weighted average exercise price	$ 1.50
Warrant [Member]
Warrant outstanding	13,783,140
Warrant outstanding life (years)	4 years 10 months 6 days
Warrants outstanding weighted average exercise price	$ 0.84
Warrant exercisable share	13,783,140
Warrant exercisable weighted average exercise price	$ 0.84